UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-02349
Morgan Stanley Income Securities Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Arthur Lev
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: September 30, 2011
Date of reporting period: June 30, 2011

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Income Securities, Inc.
Portfolio of Investments ▪ June 30, 2011 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

	Corporate Bonds (92.7%)
	Basic Materials (7.5%)
$1,085	ArcelorMittal (Luxembourg)	9.85%	06/01/19	$1,377,479
1,165	CF Industries, Inc.	6.875	05/01/18	1,323,731
675	Cliffs Natural Resources, Inc.	4.875	04/01/21	678,166
395	FMG Resources August 2006 Pty Ltd. (Australia) (a)	6.375	02/01/16	395,988
155	FMG Resources August 2006 Pty Ltd. (Australia) (a)	6.875	02/01/18	158,100
315	Georgia-Pacific LLC	7.75	11/15/29	363,521
435	Georgia-Pacific LLC	8.875	05/15/31	551,012
134	Goldcorp, Inc. (Canada)	2.00	08/01/14	168,505
375	Incitec Pivot Ltd. (Australia) (a)	4.00	12/07/15	383,349
870	International Paper Co.	7.50	08/15/21	1,018,754
495	Lubrizol Corp.	8.875	02/01/19	644,714
319	Lyondell Chemical Co. (a)	8.00	11/01/17	355,685
775	MeadWestvaco Corp.	7.375	09/01/19	867,947
315	Nalco Co. (a)	6.625	01/15/19	324,450
785	Reliance Steel & Aluminum Co.	6.85	11/15/36	782,661
500	Rio Tinto Finance USA Ltd. (Australia)	9.00	05/01/19	663,508
400	Southern Copper Corp. (Mexico)	5.375	04/16/20	411,720
630	Teck Resources, Ltd. (Canada)	4.75	01/15/22	632,942
705	Teck Resources, Ltd. (Canada)	6.25	07/15/41	714,193
490	Vale Overseas Ltd. (Brazil)	6.875	11/21/36	533,260

				12,349,685

	Communications (15.8%)
835	American Tower Corp.	4.50	01/15/18	835,781
425	AT&T, Inc.	6.15	09/15/34	441,358
245	Cablevision Systems Corp.	7.75	04/15/18	262,456
565	CBS Corp.	8.875	05/15/19	721,311
210	CenturyLink, Inc., Series Q	6.15	09/15/19	211,547
1,080	Comcast Corp.	6.40	05/15/38	1,156,184
1,485	Comcast Corp.	6.45	03/15/37	1,593,424
265	Corning, Inc.	7.25	08/15/36	309,302
180	COX Communications, Inc. (a)	8.375	03/01/39	236,108
945	Deutsche Telekom International Finance BV (Germany)	8.75	06/15/30	1,250,468
895	DirecTV Holdings LLC/DirecTV Financing Co., Inc.	4.60	02/15/21	900,978
395	DirecTV Holdings LLC/DirecTV Financing Co., Inc.	5.875	10/01/19	438,806
715	DirecTV Holdings LLC/DirecTV Financing Co., Inc.	7.625	05/15/16	780,144
115	Expedia, Inc.	5.95	08/15/20	112,413
495	Frontier Communications Corp.	8.50	04/15/20	542,025
276	Liberty Media LLC	3.125	03/30/23	330,855
590	Liberty Media LLC	3.50	01/15/31	321,550
865	NBC Universal Media LLC (a)	4.375	04/01/21	857,642
920	News America, Inc.	6.40	12/15/35	965,129
610	News America, Inc.	6.65	11/15/37	655,837
210	News America, Inc.	7.85	03/01/39	252,223
248	Omnicom Group, Inc. (b)	0.00	07/01/38	274,350
170	Omnicom Group, Inc.	4.45	08/15/20	168,949
565	Qwest Corp.	6.50	06/01/17	615,850
150	Qwest Corp.	6.875	09/15/33	145,313
60	Qwest Corp.	8.375	05/01/16	71,100
310	Sable International Finance Ltd. (South Africa) (a)	7.75	02/15/17	313,100
232	SBA Communications Corp.	1.875	05/01/13	256,070
180	SBA Telecommunications, Inc.	8.25	08/15/19	193,500
250	Symantec Corp., Series B	1.00	06/15/13	305,000
1,885	Telecom Italia Capital SA (Italy)	7.175	06/18/19	2,084,392

Morgan Stanley Income Securities, Inc.
Portfolio of Investments ▪ June 30, 2011 (unaudited) Continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

$800	Telefonica Europe BV (Spain)	8.25%	09/15/30	$957,706
2,190	Time Warner Cable, Inc.	6.75	07/01/18	2,543,335
390	Time Warner Cable, Inc.	6.75	06/15/39	428,030
130	Time Warner Cable, Inc.	8.25	04/01/19	162,378
520	Time Warner Cable, Inc.	8.75	02/14/19	663,555
350	Time Warner, Inc.	4.875	03/15/20	363,083
85	Time Warner, Inc.	6.50	11/15/36	90,910
1,565	Time Warner, Inc.	7.70	05/01/32	1,894,828
860	Viacom, Inc.	6.875	04/30/36	963,117
195	Vivendi SA (France) (a)	6.625	04/04/18	220,897

				25,891,004

	Consumer, Cyclical (6.6%)
281	America West Airlines 2001-1 Pass-Through Trust, Series 011G (AMBAC Insd)	7.10	04/02/21	278,657
825	Best Buy Co., Inc.	3.75	03/15/16	829,838
830	Chrysler Group LLC/CG Co-Issuer, Inc. (a)	8.00	06/15/19	819,625
1,330	CVS Pass-Through Trust	6.036	12/10/28	1,415,335
798	CVS Pass-Through Trust (a)	8.353	07/10/31	978,390
540	Daimler Finance North America LLC (Germany)	8.50	01/18/31	732,142
228	DR Horton, Inc., Series DHI	2.00	05/15/14	253,650
985	Gap, Inc. (The)	5.95	04/12/21	948,018
265	Hyatt Hotels Corp. (a)	6.875	08/15/19	296,198
70	Ingram Micro, Inc.	5.25	09/01/17	73,473
138	International Game Technology	3.25	05/01/14	165,255
135	JC Penney Co., Inc.	5.65	06/01/20	134,325
276	JC Penney Corp., Inc.	6.375	10/15/36	248,400
185	Levi Strauss & Co.	7.625	05/15/20	185,925
395	QVC, Inc. (a)	7.125	04/15/17	416,725
282	RadioShack Corp. (a)	2.50	08/01/13	283,058
200	Tech Data Corp.	2.75	12/15/26	209,000
250	Whirlpool Corp.	8.60	05/01/14	291,512
575	Wyndham Worldwide Corp.	5.625	03/01/21	574,614
250	Wyndham Worldwide Corp.	5.75	02/01/18	258,499
405	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.	7.75	08/15/20	441,956
825	Yum! Brands, Inc.	6.875	11/15/37	938,944

				10,773,539

	Consumer, Non-Cyclical (8.0%)
685	Altria Group, Inc.	10.20	02/06/39	985,339
200	Amgen, Inc., Series B	0.375	02/01/13	201,750
301	Archer-Daniels-Midland Co.	0.875	02/15/14	319,060
760	Boston Scientific Corp.	6.00	01/15/20	824,121
680	Bunge Ltd. Finance Corp.	8.50	06/15/19	830,247
200	Cephalon, Inc.	2.50	05/01/14	246,000
195	ConAgra Foods, Inc.	7.00	10/01/28	205,117
585	ConAgra Foods, Inc.	8.25	09/15/30	696,911
95	Constellation Brands, Inc.	7.25	09/01/16	104,263
775	Delhaize Group SA (Belgium)	5.70	10/01/40	723,494
500	Fortune Brands, Inc.	6.375	06/15/14	556,237
304	Gilead Sciences, Inc. (a)	1.00	05/01/14	339,720
325	Grupo Bimbo SAB de CV (Mexico) (a)	4.875	06/30/20	327,725
1,585	Kraft Foods, Inc.	5.375	02/10/20	1,735,727
80	Kraft Foods, Inc.	6.875	02/01/38	92,855
505	Kraft Foods, Inc.	6.875	01/26/39	584,302
235	Kraft Foods, Inc.	7.00	08/11/37	274,646
200	Life Technologies Corp.	1.50	02/15/24	229,500
565	Lorillard Tobacco Co.	8.125	06/23/19	659,075
218	Molson Coors Brewing Co.	2.50	07/30/13	240,345
200	Mylan, Inc.	1.25	03/15/12	223,500
265	Quest Diagnostics, Inc.	6.95	07/01/37	295,143
585	Sigma Alimentos SA de CV (Mexico) (a)	5.625	04/14/18	599,625
360	TreeHouse Foods, Inc.	7.75	03/01/18	383,400

Morgan Stanley Income Securities, Inc.
Portfolio of Investments ▪ June 30, 2011 (unaudited) Continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE		VALUE

$368	UnitedHealth Group, Inc.	5.80%		03/15/36		$372,613
1,020	Verisk Analytics, Inc.	5.80		05/01/21		1,083,947

						13,134,662

	Energy (8.8%)
258	Alpha Natural Resources, Inc.	2.375		04/15/15		303,150
65	Alpha Natural Resources, Inc.	6.00		06/01/19		65,162
280	Alpha Natural Resources, Inc.	6.25		06/01/21		282,800
395	Anadarko Petroleum Corp.	6.95		06/15/19		462,086
835	Anadarko Petroleum Corp.	8.70		03/15/19		1,065,615
261	Chesapeake Energy Corp.	2.75		11/15/35		290,036
385	Chesapeake Energy Corp.	7.625		07/15/13		421,575
110	Concho Resources, Inc.	7.00		01/15/21		114,125
550	Continental Resources, Inc.	7.125		04/01/21		583,000
775	Energy Transfer Partners LP	9.00		04/15/19		965,042
350	Enterprise Products Operating LLC	5.20		09/01/20		369,727
1,400	Enterprise Products Operating LLC	5.95		02/01/41		1,395,272
580	EQT Corp.	8.125		06/01/19		710,566
190	Gazprom OAO Via Gaz Capital SA (Russia) (a)	6.51		03/07/22		201,875
300	Hess Corp.	6.00		01/15/40		311,567
490	Hess Corp.	7.125		03/15/33		583,735
355	Kinder Morgan Energy Partners LP	6.85		02/15/20		411,147
980	Kinder Morgan Finance Co. ULC	5.70		01/05/16		1,025,325
225	Marathon Petroleum Corp. (a)	5.125		03/01/21		231,750
575	Marathon Petroleum Corp. (a)	6.50		03/01/41		596,266
1,030	Petro-Canada (Canada)	5.95		05/15/35		1,053,234
200	Petrobras International Finance Co. (Brazil)	5.75		01/20/20		214,351
1,090	Plains All American Pipeline LP/PAA Finance Corp.	6.70		05/15/36		1,164,151
375	QEP Resources, Inc.	6.875		03/01/21		397,500
1,100	Valero Energy Corp.	6.125		02/01/20		1,210,866

						14,429,923

	Finance (33.5%)
790	Aegon N.V. (Netherlands)	4.625		12/01/15		838,020
375	Aflac, Inc.	8.50		05/15/19		459,310
500	Ally Financial, Inc. (a)	6.25		12/01/17		498,541
1,290	American Financial Group, Inc.	9.875		06/15/19		1,606,505
2,315	American International Group, Inc.	6.40		12/15/20		2,496,281
313	Ares Capital Corp. (a)	5.75		02/01/16		330,215
845	Banco Bradesco SA (Brazil) (a)	4.125		05/16/16		854,549
815	Banco de Credito del Peru (Peru) (a)	4.75		03/16/16		810,925
700	Banco Votorantim SA (Brazil) (a)	5.25		02/11/16		713,160
1,100	Barclays Bank PLC (United Kingdom) (a)	6.05		12/04/17		1,166,218
810	BBVA Bancomer SA (Mexico) (a)	4.50		03/10/16		828,225
700	BBVA US Senior SAU (Spain)	3.25		05/16/14		692,720
1,220	BNP Paribas (France)	5.00		01/15/21		1,228,904
1,125	Brandywine Operating Partnership	4.95		04/15/18		1,142,167
360	Brookfield Asset Management, Inc. (Canada)	5.80		04/25/17		387,025
1,000	Capital One Bank, USA NA	8.80		07/15/19		1,229,081
600	Capital One Capital VI	8.875		05/15/40		621,845
1,385	CNA Financial Corp.	7.35		11/15/19		1,581,329
150	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands) (a)	11.00	(c)	06/30/19	(d)	191,956
600	Countrywide Financial Corp.	6.25		05/15/16		632,955
855	Credit Agricole SA (France) (a)	8.375	(c)	10/13/19	(d)	897,750
440	Credit Suisse AG (Switzerland)	5.40		01/14/20		446,202
575	Dexus Diversfied Trust/Dexus Office Trust (Australia) (a)	5.60		03/15/21		582,112
800	Digital Realty Trust LP	5.25		03/15/21		797,345
320	Discover Bank/Greenwood	7.00		04/15/20		356,012
420	Discover Bank/Greenwood	8.70		11/18/19		507,454
200	ERP Operating LP	3.85		08/15/26		204,740
205	Farmers Exchange Capital (a)	7.05		07/15/28		211,680

Morgan Stanley Income Securities, Inc.
Portfolio of Investments ▪ June 30, 2011 (unaudited) Continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE

$830	Farmers Insurance Exchange (a)	8.625%		05/01/24	$999,273
455	Ford Motor Credit Co. LLC	5.75		02/01/21	455,577
355	General Electric Capital Corp.	5.30		02/11/21	370,087
1,335	Genworth Financial, Inc.	7.70		06/15/20	1,393,278
590	Goldman Sachs Group, Inc. (The)	6.15		04/01/18	643,013
180	Goldman Sachs Group, Inc. (The)	6.75		10/01/37	180,548
1,100	Goodman Funding Pty Ltd. (Australia) (a)	6.375		04/15/21	1,131,396
295	Harley-Davidson Funding Corp. (a)	6.80		06/15/18	333,875
1,250	Hartford Financial Services Group, Inc.	5.50		03/30/20	1,290,739
795	HBOS PLC (United Kingdom) (a)	6.75		05/21/18	766,087
325	HCP, Inc.	5.375		02/01/21	335,839
825	HCP, Inc.	5.625		05/01/17	897,103
200	Health Care REIT, Inc.	4.75		07/15/27	226,250
625	Health Care REIT, Inc.	6.125		04/15/20	670,586
420	Huntington Bancshares, Inc.	7.00		12/15/20	474,386
685	International Lease Finance Corp.	5.75		05/15/16	675,236
710	International Lease Finance Corp.	6.25		05/15/19	694,777
390	Intesa Sanpaolo SpA (Italy) (a)	6.50		02/24/21	407,469
150	Jefferies Group, Inc.	3.875		11/09/15	152,587
480	Jefferies Group, Inc.	6.875		04/15/21	516,807
1,535	JPMorgan Chase Capital XXVII, Series AA	7.00		11/01/39	1,537,801
430	Lincoln National Corp.	8.75		07/01/19	543,434
470	Lloyds TSB Bank PLC (United Kingdom) (a)	5.80		01/13/20	471,464
425	Lloyds TSB Bank PLC (United Kingdom)	6.375		01/21/21	443,239
365	Macquarie Bank Ltd. (Australia) (a)	6.625		04/07/21	367,869
380	Macquarie Group Ltd. (Australia) (a)	6.00		01/14/20	381,677
305	Merrill Lynch & Co., Inc., MTN	6.875		04/25/18	337,920
560	MetLife, Inc.	10.75		08/01/39	790,264
175	NASDAQ OMX Group, Inc. (The)	5.25		01/16/18	179,387
185	NASDAQ OMX Group, Inc. (The)	5.55		01/15/20	184,711
750	Nationwide Building Society (United Kingdom) (a)	6.25		02/25/20	781,240
575	Nationwide Financial Services (a)	5.375		03/25/21	578,637
225	Platinum Underwriters Finance, Inc., Series B	7.50		06/01/17	242,453
410	Principal Financial Group, Inc.	8.875		05/15/19	522,304
850	Protective Life Corp.	7.375		10/15/19	967,921
285	Prudential Financial, Inc., MTN	6.625		12/01/37	303,551
575	QBE Capital Funding III Ltd. (Australia) (a)	7.25	(c)	05/24/41	577,947
810	Regions Financial Corp.	5.75		06/15/15	798,543
450	Reinsurance Group of America, Inc.	6.45		11/15/19	489,515
545	Royal Bank of Scotland Group PLC (United Kingdom)	6.40		10/21/19	560,700
830	Royal Bank of Scotland PLC (The) (United Kingdom)	4.875		03/16/15	862,123
375	Santander Holdings USA, Inc.	4.625		04/19/16	377,264
800	Santander US Debt SA Unipersonal (Spain) (a)	3.724		01/20/15	775,005
1,589	SLM Corp., MTN	6.25		01/25/16	1,650,211
320	SLM Corp., MTN	8.00		03/25/20	344,161
570	Standard Chartered Bank (United Kingdom) (a)	6.40		09/26/17	635,582
825	Ventas Realty LP/Ventas Capital Corp.	4.75		06/01/21	806,899
200	Vornado Realty LP	3.875		04/15/25	226,750
700	WEA Finance LLC (Australia) (a)	4.625		05/10/21	680,645
1,000	Wells Operating Partnership II LP (a)	5.875		04/01/18	1,033,036
825	Willis Group Holdings PLC	4.125		03/15/16	842,008
500	XL Group PLC (Cayman Islands)	5.25		09/15/14	536,104

					54,758,504

	Industrials (5.2%)
810	BAA Funding Ltd. (United Kingdom) (a)	4.875		07/15/21	792,195
370	Ball Corp.	7.375		09/01/19	406,075
160	Bombardier, Inc. (Canada) (a)	7.50		03/15/18	180,000
325	Bombardier, Inc. (Canada) (a)	7.75		03/15/20	367,250
895	CRH America, Inc.	6.00		09/30/16	983,524
460	CRH America, Inc.	8.125		07/15/18	546,276

Morgan Stanley Income Securities, Inc.
Portfolio of Investments ▪ June 30, 2011 (unaudited) Continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

$415	Crown Americas LLC / Crown Americas Capital Corp. III (a)	6.25%	02/01/21	$421,225
335	DISH DBS Corp.	7.125	02/01/16	355,100
430	Holcim US Finance Sarl & Cie SCS (Switzerland) (a)	6.00	12/30/19	460,258
650	L-3 Communications Corp.	4.95	02/15/21	649,815
775	Lafarge SA (France) (a)	5.85	07/09/15	829,331
485	Masco Corp.	6.125	10/03/16	498,770
425	Meccanica Holdings USA (Italy) (a)	7.375	07/15/39	450,203
550	Odebrecht Finance Ltd. (Brazil) (a)	6.00	04/05/23	549,313
232	Orbital Sciences Corp.	2.438	01/15/27	240,120
247	Owens-Brockway Glass Container, Inc. (a)	3.00	06/01/15	244,530
500	Roper Industries, Inc.	6.25	09/01/19	567,046

				8,541,031

	Technology (0.9%)
550	KLA-Tencor Corp.	6.90	05/01/18	622,147
200	Linear Technology Corp., Series A	3.00	05/01/27	212,750
314	Microsoft Corp. (a)(b)	0.00	06/15/13	322,635
250	SanDisk Corp.	1.00	05/15/13	242,813

				1,400,345

	Utilities (6.4%)
760	AES Corp. (The)	8.00	06/01/20	813,200
465	CMS Energy Corp.	6.25	02/01/20	497,150
525	EDP Finance BV (Portugal) (a)	4.90	10/01/19	450,511
750	Enel Finance International N.V. (Italy) (a)	5.125	10/07/19	759,608
300	Entergy Gulf States Louisiana LLC	6.00	05/01/18	335,805
2,400	Exelon Generation Co. LLC	4.00	10/01/20	2,269,462
405	FirstEnergy Solutions Corp.	6.05	08/15/21	436,630
1,060	FirstEnergy Solutions Corp.	6.80	08/15/39	1,105,786
500	Iberdrola Finance Ireland Ltd. (Ireland) (a)	5.00	09/11/19	493,925
215	Indianapolis Power & Light Co. (a)	6.30	07/01/13	235,475
170	NRG Energy, Inc.	8.50	06/15/19	176,800
1,000	PPL WEM Holdings PLC (United Kingdom) (a)	3.90	05/01/16	1,027,306
825	Puget Energy, Inc.	6.50	12/15/20	853,476
140	Toledo Edison Co. (The)	7.25	05/01/20	168,973
825	UIL Holdings Corp.	4.625	10/01/20	806,214

				10,430,321

	Total Corporate Bonds (Cost $143,647,910)			151,709,014

	Municipal Bond (0.1%)
190	Illinois State Toll Highway Authority, Highway Revenue, Build America Bonds (Cost $190,000)	6.184	01/01/34	197,642

NUMBER OF
SHARES
	Preferred Stock (0.3%)
	Consumer Finance
16,250	GMAC Capital Trust I (Cost $410,490) (e)	416,000

	Convertible Preferred Stock (0.2%)
	Diversified Financial Services
250	Bank of America Corp., Series L $72.50 (Cost $241,264)	250,300

Morgan Stanley Income Securities, Inc.
Portfolio of Investments ▪ June 30, 2011 (unaudited) Continued

PRINCIPAL
AMOUNT IN
THOUSANDS				VALUE

	Short-Term Investments (4.7%)
	U.S. Treasury Securities (f)(g)
$7,722	U.S. Treasury Bills (Cost $7,721,856)	0.046-0.091%	07/07/11- 09/22/11	$7,721,856

	Total Investments (Cost $152,211,520) (h)(i)		98.0%	160,294,812
	Other Assets in Excess of Liabilities		2.0	3,300,631

	Net Assets		100.0%	$163,595,443

MTN	Medium Term Note.

REIT	Real Estate Investment Trust.

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)	Capital appreciation bond.

(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2011.

(d)	Perpetual — Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate. The interest shown is the rate in effect at June 30, 2011.

(e)	Non-income producing security.

(f)	Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.

(g)	A portion of this security has been physically segregated in connection with open futures and swap contracts.

(h)	Securities have been designated as collateral in connection with open futures and swap contracts.

(i)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
Bond Insurance:

AMBAC	AMBAC Assurance Corporation.

Morgan Stanley Income Securities, Inc.
Portfolio of Investments ▪ June 30, 2011 (unaudited) Continued
Futures Contracts Open at June 30, 2011:

		DESCRIPTION,	UNDERLYING	UNREALIZED
NUMBER OF	LONG/	DELIVERY MONTH	FACE AMOUNT	APPRECIATION
CONTRACTS	SHORT	AND YEAR	AT VALUE	(DEPRECIATION)

188	Long	U.S. Treasury 5 yr. Note, Sep-11	$22,408,719	$40,398
43	Long	U.S. Treasury Ultra Long Bond, Sep-11	5,428,750	(111,526)
4	Short	U.S. Treasury 2 yr. Note, Sep-11	(877,375)	(1,712)
13	Short	U.S. Treasury 30 yr. Bond, Sep-11	(1,599,406)	9,445
195	Short	U.S. Treasury 10 yr. Note, Sep-11	(23,853,984)	(78,924)

		Net Unrealized Depreciation		$(142,319)

Morgan Stanley Income Securities, Inc.
Portfolio of Investments ▪ June 30, 2011 (unaudited) Continued
Credit Default Swap Contracts Open at June 30, 2011:

CREDIT
SWAP COUNTERPARTY								RATING OF
&		NOTIONAL						REFERENCE
REFERENCE	BUY/SELL	AMOUNT	INTEREST	TERMINATION	UNREALIZED	UPFRONT		OBLIGATION+
OBLIGATION	PROTECTION	(000’s)	RATE	DATE	DEPRECIATION	PAYMENTS	VALUE	(unaudited)

Barclays Capital Whirlpoor Corp.	Buy	$250	1.00%	06/20/14	$(14,631)	$13,480	$(1,151)	BBB-

+	Credit rating as issued by Standard & Poor’s.

Morgan Stanley Income Securities, Inc.
Portfolio of Investments ▪ June 30, 2011 (unaudited) Continued
Interest Rate Swap Contracts Open at June 30, 2011:

	NOTIONAL
	AMOUNT	FLOATING RATE	PAY/RECEIVE		TERMINATION	UNREALIZED
SWAP COUNTERPARTY	(000)	INDEX	FLOATING RATE	FIXED RATE	DATE	DEPRECIATION

Credit Suisse	$15,210	3 Month LIBOR	Receive	0.80%	10/28/13	$(5,097)
Credit Suisse	6,370	3 Month LIBOR	Pay	2.098	10/28/17	(122,841)

		Total Unrealized Depreciation				$(127,938)

LIBOR	London Interbank Offered Rate.

Morgan Stanley Income Securities Inc.
Notes to Portfolio of Investments ▪ June 30, 2011 (unaudited)
Fair Valuation Measurements
Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
• Level 1 — unadjusted quoted prices in active markets for identical investments
• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of June 30, 2011 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT JUNE 30, 2011 USING
		UNADJUSTED
		QUOTED PRICES IN
		ACTIVE MARKETS	OTHER
		FOR	SIGNIFICANT	SIGNIFICANT
		IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Assets:
Corporate Bonds	$151,709,014	—	$151,709,014	—
Municipal Bond	197,642	—	197,642	—
Preferred Stock	416,000	$416,000	—	—
Convertible Preferred Stock	250,300	250,300	—	—
Short-Term Investments — U.S. Treasury Securities	7,721,856	—	7,721,856	—
Futures	49,843	49,843	—	—

Total Assets	$160,344,655	$716,143	$159,628,512	—

Liabilities:
Futures	$(192,162)	$(192,162)	—	—
Credit Default Swaps	(14,631)	—	$(14,631)	—
Interest Rate Swaps	(127,938)	—	(127,938)	—

Total Liabilities	$(334,731)	$(192,162)	$(142,569)

Total	$160,009,924	$523,981	$159,485,943	—

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the Levels as of the end of the period. As of June 30, 2011, the Fund did not have any investments transfer between valuation levels.
Valuation of Investments — (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Directors; The prices provided by a pricing service take into account broker dealer market price quotations for trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities; (2) portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) swaps are marked-to-market daily based upon quotations from market makers; (5) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”), a wholly owned subsidiary of Morgan Stanley, determines that the market quotations are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors; and (6) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.
(a) The fund’s principal executive officer and principal financial officer have concluded that the fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Income Securities Inc.

/s/ Arthur Lev Arthur Lev
Principal Executive Officer
August 25, 2011
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev Arthur Lev
Principal Executive Officer
August 25, 2011

/s/ Francis Smith Francis Smith
Principal Financial Officer
August 25, 2011